Derivative financial instrument liabilities (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Aug. 31, 2025
Derivative Financial Instrument Liabilities
Derivative warrant liabilities		$ 1,011
Total derivative financial instrument liabilities		$ 1,011